Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Right-of-Use Assets and Lease Liabilities [Line Items]
Lease terms	3 years
Interest rate	4.75%
Bottom of Range [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Interest rate		4.75%
Top of Range [Member]
Right-of-Use Assets and Lease Liabilities [Line Items]
Interest rate		4.90%